CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0
Unrealized holding gains on available-for-sale security, income taxes	1,184,686	5,809,288	4,254,339
Reclassification adjustment for gains on available-for-sale securities realized in net income, income tax	¥ 1,698,460	¥ 5,291,894	¥ 4,424,450